Credit Risk - Disclosure of Segments Exposure by Geographical Distribution (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 25,990	£ 27,564
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,676	14,123
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,358	5,407
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,956	8,034
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	49,107	52,700
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,448	48,117
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,427	2,173
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,232	2,410
UK | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41,895	46,303
UK | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,581	43,936
UK | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,430	1,379
UK | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	884	988
Europe | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,274	3,313
Europe | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,063	1,886
Europe | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	243	422
Europe | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	968	1,005
US | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	186	317
US | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	83
US | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	4
US | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	186	230
Rest of World | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,752	2,767
Rest of World | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,804	2,212
Rest of World | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	754	368
Rest of World | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 194	£ 187